Consolidated Statements of Operations and Comprehensive Loss - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 627.8	$ 1,224.8	$ 4,196.2	$ 3,346.9
Expenses
Cost of sales	551.2	1,152.3	4,006.1	3,073.1
Selling, general and administrative expenses	126.5	217.7	508.4	396.5
Interest and other finance costs	127.4	242.2	597.6	532.2
Deferred purchase consideration	1.0	1.0	2.0	2.0
Loss (gain) on sale of property and equipment	(0.1)	4.7	4.6	1.2
(Gain) loss on foreign exchange	16.6	39.6	(37.3)	(48.9)
Mark-to-market loss on Purchase Contracts	0.0	0.0	449.2	0.0
Impairment and other charges	0.0	0.0	21.4	0.0
Other income	(3.2)	0.0	0.0	0.0
Total expenses by nature	819.4	1,657.5	5,552.0	3,956.1
Loss before income taxes	(191.6)	(432.7)	(1,355.8)	(609.2)
Current income tax expense	1.8	1.3	1.3	3.1
Deferred tax recovery	(28.7)	(115.3)	(362.2)	(160.6)
Income tax recovery	(26.9)	(114.0)	(360.9)	(157.5)
Net loss	(164.7)	(318.7)	(994.9)	(451.7)
Items that may be subsequently reclassified to net loss
Currency translation adjustment	13.2	72.4	(227.5)	(102.8)
Reclassification to net loss of fair value movements on cash flow hedges, net of tax			(13.1)
Fair value movements on cash flow hedges, net of tax	3.8	(33.5)	1.8	61.2
Other comprehensive (loss) income	17.0	38.9	(238.8)	(41.6)
Total comprehensive loss	$ (147.7)	$ (279.7)	$ (1,233.7)	$ (493.3)
Loss per share
Basic and Diluted	$ (0.29)	$ (2.14)	$ (2.80)	$ (2.50)
Basic (in dollars per share)	$ (0.29)	$ (2.14)	$ (2.80)	$ (2.50)